SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES [abstract]
Disclosure of selling, general and administrative expenses

5.    SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

The following items are included in selling, general and administrative expenses:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Operating lease charges	14,410	12,104	12,297
Auditor’s remuneration:
- audit services	73	72	94
- others	2	5	9
Impairment losses
- trade accounts receivable	230	(51)	6
- other receivables	(12)	159	9
- accounts prepayments	13	2	29